UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [ ]; Amendment Number:
                                               -------

This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Diamond Hill Capital Management, Inc.
           -----------------------------------------------------
Address:   325 John H. McConnell Blvd.
           Suite 200
           Columbus, OH 43215
           -----------------------------------------------------

Form 13F File Number: 28-10648
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ James F. Laird
        -------------------------
Title:  Chief Compliance Officer
        ------------------------
Phone:  614-255-3353
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ James F. Laird                 Columbus, OH                     05/08/07
- ----------------                 ---------------                 ---------
  [Signature]                       [City, State]                       [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:              0
                                         --------------
Form 13F Information Table Entry Total:        148
                                         --------------
Form 13F Information Table Value Total:  $ 3,478,044
                                         --------------
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Aaron Rents                    COM              002535201    13245   500930 SH       SOLE                   500930
Abbott Labs                    COM              002824100    87947  1576113 SH       SOLE                  1549863             26250
Acco Brands Corp               COM              00081T108    40116  1665256 SH       SOLE                  1639758             25498
Advanced Micro Devices Inc     COM              007903107    33814  2589135 SH       SOLE                  2545185             43950
Airtran Hldgs Incorporated     COM              00949P108    45342  4414985 SH       SOLE                  4386785             28200
Allstate Corp                  COM              020002101     7494   124776 SH       SOLE                   124776
American Greetings             COM              026375105    19373   834662 SH       SOLE                   834662
American Int'l Group Inc       COM              026874107   101438  1509040 SH       SOLE                  1484190             24850
Analogic Corp                  COM              032657207    13096   208266 SH       SOLE                   208266
Apache Corporation             COM              037411105   162234  2294675 SH       SOLE                  2250250             44425
Apogee Enterprises             COM              037598109     3216   160500 SH       SOLE                   160500
Archer Daniels Midland         COM              039483102     7496   204247 SH       SOLE                   204247
B P Blc                        COM              055622104      304     4688 SH       SOLE                     4688
Bank of America Corp           COM              060505104    11662   228579 SH       SOLE                   228579
Bank of New York Inc           COM              064057102    12783   315250 SH       SOLE                   315250
Belo Corp                      COM              080555105    35500  1901455 SH       SOLE                  1851655             49800
Berry Pete Co Cl A             COM              085789105    19734   643630 SH       SOLE                   643630
Black & Decker Corp.           COM              091797100    68075   834042 SH       SOLE                   820342             13700
Brinks Company                 COM              109696104    25098   395562 SH       SOLE                   394462              1100
Callaway Golf Co               COM              131193104    21385  1356925 SH       SOLE                  1356925
Cardinal Health Inc            COM              14149Y108    62925   862575 SH       SOLE                   842525             20050
Centennial Bank                COM              151345303     9648  1115380 SH       SOLE                  1115380
Century Aluminum Company       COM              156431108    13544   288900 SH       SOLE                   288900
Cimarex Energy Co              COM              171798101   110045  2972575 SH       SOLE                  2923125             49450
Citigroup Inc                  COM              172967101    67791  1320427 SH       SOLE                  1294447             25980
City National Corp             COM              178566105     3093    42030 SH       SOLE                    42030
Comerica Inc                   COM              200340107    12422   210115 SH       SOLE                   210115
Conagra Foods Inc              COM              205887102    18197   730513 SH       SOLE                   730513
Conocophillips                 COM              20825C104   148544  2173279 SH       SOLE                  2131847             41432
Crescent Real Estate Eq        COM              225756105     1003    50000 SH       SOLE                    50000
Crystal River Capital          COM              229393301     2691   100250 SH       SOLE                   100250
Dean Foods                     COM              242370104      602    12889 SH       SOLE                    12889
Del Monte Foods                COM              24522P103     8717   759330 SH       SOLE                   759330
Devon Energy Corp              COM              25179M103   164638  2378477 SH       SOLE                  2333102             45375
Dominion Resources Inc         COM              25746U109   101368  1141919 SH       SOLE                  1122770             19149
Domtar Corporation             COM              257559104    21132  2269779 SH       SOLE                  2219525             50254
Dover Corp                     COM              260003108     2280    46720 SH       SOLE                    46720
Dow Chemical                   COM              260543103    69168  1508240 SH       SOLE                  1473590             34650
Eagle Hospitality Pptys Trust  COM              26959T102     6210   556968 SH       SOLE                   556968
Education Realty Trust         COM              28140H104     1307    88430 SH       SOLE                    85010              3420
Encore Acquisition Co          COM              29255W100    48173  1991462 SH       SOLE                  1977582             13880
Energen Corp                   COM              29265N108     1644    32300 SH       SOLE                    32300
Finish Line Inc                COM              317923100    11595   920200 SH       SOLE                   920200
First Horizon National Corp    COM              320517105     1916    46130 SH       SOLE                    46130
First National Lincoln Corp    COM              335716106      229    14394 SH       SOLE                    14394
First Source Corp              COM              336901103     7721   295034 SH       SOLE                   295034
First State Bancorp            COM              336453105    11560   512635 SH       SOLE                   512635
Flower Foods Inc               COM              343498101    27052   896640 SH       SOLE                   863465             33175
Fluor Corp                     COM              343412102    78697   877140 SH       SOLE                   856240             20900
Fortune Brands Inc             COM              349631101    73303   930007 SH       SOLE                   916972             13035
Freddie Mac                    COM              313400301     1547    26000 SH       SOLE                    26000
Gannett Incorporated           COM              364730101    63466  1127491 SH       SOLE                  1108091             19400
General Mills Inc              COM              370334104    36860   633108 SH       SOLE                   621875             11233
Gevity HR Inc                  COM              374393106     9729   492880 SH       SOLE                   492880
Green County Bancshares Inc    COM              394361208      335     9865 SH       SOLE                     9865
Greenbrier Companies Inc       COM              393657101    10154   380290 SH       SOLE                   380290
Griffon                        COM              398433102     2579   104200 SH       SOLE                   104200
Hanesbrands Inc.               COM              410345102    29926  1018238 SH       SOLE                  1010708              7530
Hanmi Financial Corp           COM              410495105     6570   344700 SH       SOLE                   344700
Hanover Insurance Group Inc    COM              410867105     9891   214460 SH       SOLE                   214460
Health Care REIT               COM              42217K106     1513    34466 SH       SOLE                    33746               720
Helmerich & Payne Inc          COM              423452101    27064   892020 SH       SOLE                   892020
Hornbeck Offshore Services     COM              440543106    12059   420900 SH       SOLE                   420900
ITLA Capital Corp              COM              450565106     8167   156993 SH       SOLE                   156993
Integrys Energy Group          COM              45822P105    15695   282735 SH       SOLE                   282735
International Paper            COM              460146103     7287   200200 SH       SOLE                   200200
JP Morgan Chase                COM              46625H100      258     5325 SH       SOLE                     5325
Johnson & Johnson              COM              478160104    68716  1140328 SH       SOLE                  1124329             15999
K-Swiss                        COM              482686102    13029   482180 SH       SOLE                   482180
Kaydon Corp                    COM              486587108     9482   222790 SH       SOLE                   222790
Kimberly Clark Corporation     COM              494368103    14840   216678 SH       SOLE                   216678
Lexmark Int'l New Class A      COM              529771107    59733  1021775 SH       SOLE                  1004425             17350
Lincoln Electric Holdings      COM              533900106     7362   123605 SH       SOLE                   123605
Lufkin Inds Inc                COM              549764108     7854   139800 SH       SOLE                   139800
Lyondell Chemical              COM              552078107     1400    46700 SH       SOLE                    46700
MAF Bancorp Inc                COM              55261R108    11698   282976 SH       SOLE                   282976
McDonald's Corporation         COM              580135101   122981  2729887 SH       SOLE                  2682512             47375
Meadwestvaco Corp              COM              583334107    69258  2245715 SH       SOLE                  2199965             45750
Medtronic Incorporated         COM              585055106    45024   917725 SH       SOLE                   900612             17113
Merrill Lynch                  COM              590188108    12246   149950 SH       SOLE                   149950
Microsoft Corporation          COM              594918104    66614  2390166 SH       SOLE                  2361023             29143
Moneygram Intl Inc             COM              60935Y109    37109  1336765 SH       SOLE                  1316815             19950
Morgan Stanley                 COM              617446448     1733    22000 SH       SOLE                    22000
Motorola Incorporated          COM              620076109    40134  2271300 SH       SOLE                  2227050             44250
Municipal Mtg & Eqty LLC       COM              62624B101      806    28282 SH       SOLE                    28282
Noble Energy Inc               COM              655044105     4823    80860 SH       SOLE                    80860
Norfolk Southern Corp          COM              655844108    42072   831453 SH       SOLE                   814853             16600
Ohio Casualty Corporation      COM              677240103      419    14000 SH       SOLE                    14000
PNC Financial Svcs Group       COM              693475105     1223    17000 SH       SOLE                    17000
Parker Hannifin Corp           COM              701094104     9471   109728 SH       SOLE                   109728
Partnerre Ltd                  COM              G6852T105      562     8200 SH       SOLE                     8200
Pentair Inc                    COM              709631105      302     9700 SH       SOLE                     9700
Pfizer Incorporated            COM              717081103     6382   252660 SH       SOLE                   252410               250
Proctor & Gamble               COM              742718109      506     8017 SH       SOLE                     8017
Qad Inc                        COM              74727D108     5562   611155 SH       SOLE                   611155
Reynolds American Inc          COM              761713106      289     4624 SH       SOLE                     4624
Sara Lee Corporation           COM              803111103    75144  4441140 SH       SOLE                  4372940             68200
Sky Financial Group            COM              83080P103     2010    74840 SH       SOLE                    74840
Southwest Airlines             COM              844741108    11291   768070 SH       SOLE                   768070
Southwestern Energy Co         COM              845467109     9399   229345 SH       SOLE                   229345
Sovereign Bancorp              COM              845905108     2498    98200 SH       SOLE                    98200
Sprint Nextel Corporation      COM              852061100    31622  1667850 SH       SOLE                  1637650             30200
Steiner Leisure Limited        COM              P8744Y102    10207   226930 SH       SOLE                   226930
Taylor Capital Group           COM              876851106     5711   163160 SH       SOLE                   163160
Toro Company                   COM              891092108    14294   278955 SH       SOLE                   278955
Trinity Industries Inc         COM              896522109    59859  1427936 SH       SOLE                  1402436             25500
Tuesday Morning Corp           COM              899035505     3934   265095 SH       SOLE                   265095
UCBH Hldgs Inc                 COM              90262T308     8394   450809 SH       SOLE                   450809
UGI Corp                       COM              902681105     9399   351905 SH       SOLE                   351905
US Bancorp                     COM              902973304    93786  2681910 SH       SOLE                  2631480             50430
Union Pacific Corp             COM              907818108    71194   701078 SH       SOLE                   685743             15335
United Auto Group Inc          COM              909440109     7834   385925 SH       SOLE                   385925
United Fire & Casualty Co      COM              910331107    15266   434564 SH       SOLE                   434564
Unitedhealth Group Inc         COM              91324P102    49064   926268 SH       SOLE                   905578             20690
Wachovia Corporation           COM              929903102     1634    29680 SH       SOLE                    29680
Washington Group Int'l         COM              938862208     9310   140175 SH       SOLE                   140175
Washington Mutual              COM              939322103     1600    39620 SH       SOLE                    39620
Wellpoint Inc.                 COM              94973V107     7599    93695 SH       SOLE                    93695
Wells Fargo & Co.              COM              949746101    90705  2634470 SH       SOLE                  2587600             46870
Werner Enterprises             COM              950755108    19506  1073515 SH       SOLE                  1073515
Weyerhaeuser Company           COM              962166104    53428   714851 SH       SOLE                   698812             16039
Whiting Petroleum Corporation  COM              966387102    20761   526785 SH       SOLE                   526785
XTO Energy Inc                 COM              98385X106    21003   383200 SH       SOLE                   383200
Aspen Insurance Holdings Pfd 7 PFD              G05384139     3566   138500 SH       SOLE                   135500              3000
Axis Capital Holdings 7.25% Pf PFD              G0692U208     1630    63000 SH       SOLE                    63000
Capital Crossing 8.5% Pfd D    PFD              14007R401     1106    42455 SH       SOLE                    40000              2455
Countrywide Capital V Trust 7% PFD              222388209     6831   279050 SH       SOLE                   263050             16000
Merrill Lynch Pfd Cap Tr IV To PFD              59021G204     1311    51500 SH       SOLE                    51500
Royal Bank of Scotland 6.4% Pf PFD              780097796      515    20000 SH       SOLE                    20000
Selective Insurance 7.5% Sub N PFD              816300305     2216    86000 SH       SOLE                    86000
Diamond Hill Select Fund Cl A  TR UNIT          25264S775      503    44790 SH       SOLE                                      44790
Energy Income & Growth Fund    TR UNIT          292697109      504    17217 SH       SOLE                     5317             11900
Fiduciary Claymore MLP Opport  TR UNIT          31647Q106     1747    71785 SH       SOLE                    54245             17540
Managed High Yield Plus Fund   COM SHS          561911108     1825   358500 SH       SOLE                   358500
Nuveen Preferred & Convert Inc COM SHS          67073D102      854    61000 SH       SOLE                    61000
Nuveen Quality Pfd Income Fd 2 COM SHS          67072C105      953    64500 SH       SOLE                    64500
Western Asset High Income Fd I COM SHS          95766J102      452    40000 SH       SOLE                    40000
Atlas Pipeline Partners Unit L LTD              049392103     2263    47255 SH       SOLE                    47005               250
Energy Transfer Partners LP    LTD              29273R109     4313    74030 SH       SOLE                    73700               330
Enterprise Products LP         LTD              293792107     2182    68605 SH       SOLE                    68175               430
Inergy L P                     LTD              456615103     1823    55770 SH       SOLE                    55770
Magellan Midstream Part LP Com LTD              55907R108     1839    69700 SH       SOLE                    69700
Markwest Energy Partners LP    LTD              570759100     2340    65910 SH       SOLE                    65450               460
Penn Virginia LP               LTD              70788P105     2117    85000 SH       SOLE                    85000
Plains All American Pipeline L LTD              726503105     3302    57323 SH       SOLE                    56761               562
Teekay LNG Partners            LTD              Y8564M105     2245    60180 SH       SOLE                    59640               540
Valero LP                      LTD              91913W104     1879    28211 SH       SOLE                    28021               190
Williams Partners L P          LTD              96950F104     1985    41590 SH       SOLE                    41300               290

NONE